Weighted Average Number of Shares Diluted	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Weighted Average Number of Shares Diluted	WEIGHTED AVERAGE NUMBER OF SHARES DILUTED (in millions):

	2020	2021	2022
Weighted average number of shares (basic)	129.1	126.7	123.5
Dilutive effect of outstanding awards under SBC plans	—	—	0.1
Weighted average number of shares (diluted)	129.1	126.7	123.6
For the year ended December 31, 2022, we excluded 0.4 million stock options from the diluted weighted average number of shares calculation (each of years ended December 31, 2021 and December 31, 2020 — 0.3 million stock options) as they were out-of-the-money. References to shares in this note 22 are to our SVS and MVS taken collectively.